Capital management	6 Months Ended
Jun. 30, 2022
Capital Management [Abstract]
Capital management
22

Capital management

ING Group’s Common Equity Tier 1 capital

(CET1) ratio decreased to
14.7 % as at 30 June 2022 (31 December
2021: 15.9
%), mainly driven by an increase in risk-weighted assets due to model impacts and rating migration on
Russia-related exposure.

ING’s CET1 target

level is around
12.5
%. This target level is comfortably above

the prevailing Maximum
Distributable Amount (MDA) level of 10.51%, implying a management buffer of ~ 200 basis points.
Distribution
ING has reserved EUR 965

million of the net profit of the 6 month period ended 30 June 2022 for distribution outside of CET1 capital, reflecting our distribution policy of a 50 % pay-out ratio on resilient net profit. Resilient net profit (which is defined as net profit adjusted for significant items not linked to the normal course of
business) in 1H2022 is EUR 1,883

million, which includes a positive P&L adjustment of EUR
277

million related to
hyperinflation accounting on Turkey

.

Following our distribution policy of a 50
% pay-out ratio on resilient net profit,

a final cash dividend over 2021 of
EUR 0.41

per share was paid on 9 May 2022. An interim dividend over 1H2022 of EUR
0.17

per share will be paid
on 15 August 2022 (representing ~ 1/3

of the 1H2022 resilient net profit).
On 28 February 2022, ING announced that it had completed a share buyback programme for EUR 1,744 million to
distribute the remaining amount of profits originally reserved over 2019. A total number of 139.7 million ordinary
shares were repurchased under the programme and have

been cancelled.

On 6 May 2022, ING announced a next step to converge

the CET1 ratio towards the CET1 target

level by
distributing an additional EUR 1,250

million. A cash dividend of EUR
0.232

per share was paid on 18 May 2022
and a total number of 40.7

million ordinary shares were repurchased by the remaining amount (EUR
380

million)
via a share buyback programme, which was completed on 14 July 2022.
Ratings
The ratings and outlook from S&P,

Moody’s and Fitch remained unchanged in the first half year of 2022.